Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41413
Entity Registrant Name	United Maritime Corp
Entity Central Index Key	0001912847
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	154 Vouliagmenis Avenue
Entity Address, Postal Zip Code	166 74
Entity Address, City or Town	Glyfada
Entity Address, Country	GR
Title of 12(b) Security	Shares of common stock, par value $0.0001, including the Preferred Stock Purchase Rights
Trading Symbol	USEA
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1457
Auditor Name	Ernst & Young (Hellas) Certified Auditors Accountants S.A.
Auditor Location	Athens, Greece
Common Stock [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	8,694,630
Series B Preferred Stock [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	40,000
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Stamatios Tsantanis
Entity Address, Address Line One	154 Vouliagmenis Avenue
Entity Address, Postal Zip Code	166 74
Entity Address, City or Town	Glyfada
Entity Address, Country	GR
Country Region	30
City Area Code	213
Local Phone Number	0181507
Contact Personnel Fax Number	9638404